Pension and Other Employee Obligations - Summary of Net Defined Benefit Liability (Asset) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 2,047	$ 1,915	$ 1,621
Interest cost	792	719	621
Accrued pension liability
Current	115	1,196
Non-current	15,791	11,182
Net amount recognized	15,906	12,378
Fair value of plan assets	(1,314)	(1,146)
Net surplus (deficit) in plan	$ 15,064	$ 11,668
Weighted average duration of defined benefit obligation (both funded and unfunded)	8 years 10 months 24 days	5 years
Benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	$ 13,524	$ 12,552
Foreign currency translation	441	(1,206)
Service cost	2,047	1,915
Interest cost	869	805
Benefits paid	(1,116)	(1,423)
Business combinations		98
Actuarial (gain)/loss from changes in demographic assumptions	1,061	(113)
Actuarial (gain)/loss from changes in financial assumptions	341	317
Actuarial (gain)/loss from actual experience compared to assumptions	53	579
End of the year	17,220	13,524	12,552
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	1,146	1,259
Foreign currency translation	40	(107)
Expected return on plan assets	77	86
Benefits paid	(1,023)	(1,268)
Actuarial (gain)/loss	43	(16)
Actual contributions	1,031	1,192
End of the year	1,314	1,146	$ 1,259
Present value of funded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	16,378	12,814
Present value of unfunded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	$ 842	$ 710